American Century Investments®
Quarterly Portfolio Holdings
AC Alternatives® Income Fund
July 31, 2020

AC Alternatives Income - Schedule of Investments
JULY 31, 2020 (UNAUDITED)

		Shares/ Principal Amount ($)	Value ($)
CORPORATE BONDS — 30.2%
Aerospace and Defense — 0.3%
Spirit AeroSystems, Inc., 7.50%, 4/15/25(1)(2)		300,000	295,530
Airlines — 0.7%
American Airlines, Inc., 11.75%, 7/15/25(1)(2)		250,000	218,002
Azul Investments LLP, 5.875%, 10/26/24		225,000	117,820
Delta Air Lines, Inc., 3.40%, 4/19/21(2)		500,000	498,398
			834,220
Auto Components — 0.9%
Cooper-Standard Automotive, Inc., 5.625%, 11/15/26(1)(2)		1,000,000	553,560
Dana, Inc., 5.625%, 6/15/28		333,000	350,194
Tenneco, Inc., 5.00%, 7/15/26(2)		250,000	168,289
			1,072,043
Automobiles — 0.6%
Ford Motor Credit Co. LLC, 5.125%, 6/16/25(2)		416,000	444,113
Ford Motor Credit Co. LLC, VRN, 1.63%, (3-month LIBOR plus 1.24%), 2/15/23		250,000	232,604
			676,717
Banks — 0.4%
CIT Group, Inc., VRN, 3.93%, 6/19/24(2)		500,000	500,625
Beverages — 0.4%
Ajecorp BV, 6.50%, 5/14/22		500,000	496,758
Capital Markets — 0.8%
Donnelley Financial Solutions, Inc., 8.25%, 10/15/24(2)		500,000	506,822
Owl Rock Capital Corp., 4.25%, 1/15/26		400,000	401,087
			907,909
Chemicals — 2.3%
Braskem Idesa SAPI, 7.45%, 11/15/29		600,000	530,250
FXI Holdings, Inc., 7.875%, 11/1/24(1)(2)		688,000	599,843
INEOS Finance plc, 2.125%, 11/15/25	EUR	300,000	342,499
Neon Holdings, Inc., 10.125%, 4/1/26(1)(2)		$500,000	510,000
Sasol Financing International Ltd., 4.50%, 11/14/22		600,000	572,622
			2,555,214
Commercial Services and Supplies — 0.9%
Cimpress plc, 7.00%, 6/15/26(1)(2)		250,000	254,140
LSC Communications, Inc., 8.75%, 10/15/23(1)(2)(3)(4)		2,000,000	350,000
Matthews International Corp., 5.25%, 12/1/25(1)(2)		400,000	368,458
			972,598
Communications Equipment — 0.7%
CommScope Technologies LLC, 6.00%, 6/15/25(1)(2)		500,000	511,575
ViaSat, Inc., 6.50%, 7/15/28(1)(2)		250,000	257,211
			768,786
Construction and Engineering — 0.6%
Assemblin Financing AB, VRN, 5.00%, (3-month EURIBOR plus 5.00%), 5/15/25(2)	EUR	330,000	376,090
IHS Netherlands Holdco BV, 8.00%, 9/18/27(2)		$300,000	307,571
			683,661
Diversified Financial Services — 0.4%
Fairstone Financial, Inc., 7.875%, 7/15/24(1)(2)		500,000	506,510
Diversified Telecommunication Services — 1.5%
Altice France Holding SA, 4.00%, 2/15/28(2)	EUR	500,000	545,049
AT&T, Inc., 3.10%, 2/1/43(5)		$500,000	514,216

Oi SA, 10.00% Cash or 8.00% Cash plus 4.00% PIK, 7/27/25 (Acquired 7/31/19 - 8/22/19, Cost $555,370)(2)(6)(7)		600,000	580,500
			1,639,765
Electric Utilities — 0.5%
PG&E Corp., 5.00%, 7/1/28		250,000	257,569
PG&E Corp., 5.25%, 7/1/30		250,000	260,312
			517,881
Equity Real Estate Investment Trusts (REITs) — 0.3%
Emirates Reit Sukuk Ltd., 5.125%, 12/12/22		560,000	344,401
Food Products — 1.4%
Cooke Omega Investments, Inc. / Alpha VesselCo Holdings, Inc., 8.50%, 12/15/22(1)(2)		500,000	501,757
MARB BondCo plc, 6.875%, 1/19/25		300,000	314,063
Minerva Luxembourg SA, 5.875%, 1/19/28(2)		300,000	313,500
Pilgrim's Pride Corp., 5.75%, 3/15/25(1)(2)		450,000	461,812
			1,591,132
Hotels, Restaurants and Leisure — 3.1%
Carnival Corp., 11.50%, 4/1/23(1)(2)		360,000	392,301
Carnival Corp., 10.125%, 2/1/26	EUR	300,000	355,903
Carnival Corp., 10.50%, 2/1/26(1)(2)		$300,000	311,313
Colt Merger Sub, Inc., 6.25%, 7/1/25(1)(2)		500,000	524,177
Downstream Development Authority of the Quapaw Tribe of Oklahoma, 10.50%, 2/15/23(1)(2)		350,000	279,526
NCL Corp. Ltd., 10.25%, 2/1/26(1)(2)		500,000	500,000
Royal Caribbean Cruises Ltd., 10.875%, 6/1/23(1)(2)		300,000	316,381
Sabre GLBL, Inc., 5.375%, 4/15/23(1)(2)		500,000	491,928
Safari Verwaltungs GmbH, 5.375%, 11/30/22(2)	EUR	350,000	360,158
			3,531,687
Household Durables — 0.7%
Brookfield Residential Properties, Inc. / Brookfield Residential US Corp., 4.875%, 2/15/30(1)(2)		$500,000	454,220
Mohawk Industries, Inc., 2.00%, 1/14/22	EUR	250,000	282,694
			736,914
IT Services — 0.5%
Tempo Acquisition LLC / Tempo Acquisition Finance Corp., 5.75%, 6/1/25(1)(2)		$500,000	528,438
Machinery — 0.8%
Navistar International Corp., 9.50%, 5/1/25(1)(2)		483,000	552,733
Wabash National Corp., 5.50%, 10/1/25(1)(2)		333,000	325,056
			877,789
Media — 1.3%
CCO Holdings LLC / CCO Holdings Capital Corp., 4.25%, 2/1/31(1)(2)		300,000	313,422
Cumulus Media New Holdings, Inc., 6.75%, 7/1/26(1)(2)		500,000	454,607
Diamond Sports Group LLC / Diamond Sports Finance Co., 5.375%, 8/15/26(1)(2)		500,000	386,243
Diamond Sports Group LLC / Diamond Sports Finance Co., 6.625%, 8/15/27(1)(2)		580,000	318,275
			1,472,547
Metals and Mining — 1.3%
Alcoa Nederland Holding BV, 5.50%, 12/15/27(1)(2)		300,000	323,715
Cleveland-Cliffs, Inc., 9.875%, 10/17/25(1)		100,000	109,375
Cleveland-Cliffs, Inc., 6.75%, 3/15/26(1)		100,000	100,625
First Quantum Minerals Ltd., 7.25%, 4/1/23(1)(2)		300,000	301,792
Kaiser Aluminum Corp., 4.625%, 3/1/28(1)(2)		500,000	498,595
Petra Diamonds US Treasury plc, 7.25%, 5/1/22(2)(3)(4)		400,000	148,720
			1,482,822
Multiline Retail — 0.3%
Macy's, Inc., 8.375%, 6/15/25(1)		300,000	314,538
Neiman Marcus Group Ltd. LLC / Neiman Marcus Group LLC / Mariposa Borrower / NMG, 8.75%, 10/25/24(1)(2)(3)(4)		1,000,000	75,000
			389,538

Oil, Gas and Consumable Fuels — 3.4%
Continental Resources, Inc., 5.00%, 9/15/22(2)	450,000	450,450
Energy Ventures Gom LLC / EnVen Finance Corp., 11.00%, 2/15/23(1)(2)	600,000	506,187
EnLink Midstream Partners LP, 4.40%, 4/1/24	400,000	344,814
Genesis Energy LP / Genesis Energy Finance Corp., 6.50%, 10/1/25(2)	500,000	464,682
Neptune Energy Bondco plc, 6.625%, 5/15/25(1)(2)	400,000	351,246
Occidental Petroleum Corp., 2.60%, 8/13/21(2)	426,000	423,519
Peru LNG Srl, 5.375%, 3/22/30	500,000	387,405
SunCoke Energy Partners LP / SunCoke Energy Partners Finance Corp., 7.50%, 6/15/25(1)(2)	500,000	461,558
Tullow Oil plc, 6.25%, 4/15/22(2)	600,000	421,689
		3,811,550
Paper and Forest Products — 0.3%
Mercer International, Inc., 6.50%, 2/1/24	300,000	296,657
Pharmaceuticals — 0.5%
AdaptHealth LLC, 6.125%, 8/1/28(1)	200,000	208,930
Endo Dac / Endo Finance LLC / Endo Finco, Inc., 5.875%, 10/15/24(1)(2)	400,000	399,458
		608,388
Real Estate Management and Development — 0.3%
Five Point Operating Co. LP / Five Point Capital Corp., 7.875%, 11/15/25(1)(2)	400,000	387,754
Road and Rail — 0.6%
Algeco Global Finance plc, 8.00%, 2/15/23(1)(2)	350,000	349,340
XPO CNW, Inc., 6.70%, 5/1/34(2)	357,000	370,040
		719,380
Semiconductors and Semiconductor Equipment — 0.5%
ams AG, 7.00%, 7/31/25(1)(2)	500,000	516,250
Specialty Retail — 1.4%
eG Global Finance plc, 6.75%, 2/7/25(1)(2)	375,000	392,543
Guitar Center, Inc., 9.50%, 10/15/21(1)(2)	800,000	565,012
Superior Plus LP / Superior General Partner, Inc., 7.00%, 7/15/26(1)(2)	590,000	626,025
		1,583,580
Thrifts and Mortgage Finance — 0.6%
Freedom Mortgage Corp., 10.75%, 4/1/24(1)(2)	100,000	103,406
Freedom Mortgage Corp., 8.125%, 11/15/24(1)(2)	600,000	593,187
		696,593
Transportation Infrastructure — 1.3%
Global Liman Isletmeleri AS, 8.125%, 11/14/21(2)	700,000	505,785
JSL Europe SA, 7.75%, 7/26/24(2)	1,000,000	1,005,000
		1,510,785
Wireless Telecommunication Services — 0.6%
Digicel International Finance Ltd. / Digicel Holdings Bermuda Ltd., 8.75%, 5/25/24(1)(2)	650,000	657,312
TOTAL CORPORATE BONDS (Cost $36,847,181)		34,171,734
ASSET-BACKED SECURITIES — 18.0%
AmeriCredit Automobile Receivables, Series 2015-4, Class D, 3.72%, 12/8/21	55,929	55,965
CarMax Auto Owner Trust, Series 2018-2, Class D, 3.99%, 4/15/25	750,000	771,063
CarMax Auto Owner Trust, Series 2018-4, Class D, 4.15%, 4/15/25	1,000,000	1,027,153
CFG Investments Ltd., Series 2019-1, Class A SEQ, 5.56%, 8/15/29(1)	636,364	632,185
CFG Investments Ltd., Series 2019-1, Class B, 7.62%, 8/15/29(1)	1,000,000	958,891
Chesapeake Funding II LLC, Series 2018-1A, Class D, 3.92%, 4/15/30(1)	800,000	811,966
CLI Funding V LLC, Series 2013-2A, SEQ, 3.22%, 6/18/28(1)	155,884	155,545
CLI Funding V LLC, Series 2014-2A, Class A SEQ, 3.38%, 10/18/29(1)	233,620	232,251
Coinstar Funding LLC, Series 2017-1A, Class A2 SEQ, 5.22%, 4/25/47(1)	483,750	459,735
Conn's Receivables Funding LLC, Series 2018-A, Class A SEQ, 3.25%, 1/15/23(1)	27,835	27,715
Conn's Receivables Funding LLC, Series 2018-A, Class B, 4.65%, 1/15/23(1)	84,650	83,886

Conn's Receivables Funding LLC, Series 2019-A, Class A SEQ, 3.40%, 10/16/23(1)	142,031	142,092
CPS Auto Receivables Trust, Series 2015-C, Class D SEQ, 4.63%, 8/16/21(1)	63,651	63,929
Credit Suisse ABS Trust, Series 2018-LD1, Class C, 5.17%, 7/25/24(1)	579,584	573,987
Cronos Containers Program I Ltd., Series 2013-1A, Class A SEQ, 3.08%, 4/18/28(1)	347,875	346,730
Exeter Automobile Receivables Trust, Series 2016-3A, Class D, 6.40%, 7/17/23(1)	350,000	360,616
Freed Abs Trust, Series 2018-2, Class A SEQ, 3.99%, 10/20/25(1)	93,740	93,757
Global SC Finance II SRL, Series 2013-1A, Class A SEQ, 2.98%, 4/17/28(1)	96,250	96,133
Global SC Finance II SRL, Series 2014-1A, Class A2 SEQ, 3.09%, 7/17/29(1)	558,000	556,198
HERO Funding Trust, Series 2016-4A, Class A2 SEQ, 4.29%, 9/20/47(1)	399,140	428,650
HERO Funding Trust, Series 2017-2A, Class A2 SEQ, 4.07%, 9/20/48(1)	260,100	275,074
Hertz Vehicle Financing II LP, Series 2017-2A, Class B, 4.20%, 10/25/23(1)	725,000	728,862
Invitation Homes Trust, Series 2018-SFR2, Class D, VRN, 1.625%, (1-month LIBOR plus 1.45%), 6/17/37(1)	1,000,000	990,258
Invitation Homes Trust, Series 2018-SFR3, Class B, VRN, 1.33%, (1-month LIBOR plus 1.15%), 7/17/37(1)	185,000	183,557
Kabbage Funding LLC, Series 2019-1, Class A SEQ, 3.83%, 3/15/24(1)	781,087	777,896
Kabbage Funding LLC, Series 2019-1, Class C, 4.61%, 3/15/24(1)	635,571	477,377
Marlette Funding Trust, Series 2017-3A, Class D, 5.03%, 12/15/24(1)	1,000,000	983,339
MVW Owner Trust, Series 2014-1A, Class A SEQ, 2.25%, 9/22/31(1)	469,739	470,261
New Residential Mortgage LLC, Series 2018-FNT1, Class E, 4.89%, 5/25/23(1)	638,298	617,747
OneMain Direct Auto Receivables Trust, Series 2018-1A, Class D, 4.40%, 1/14/28(1)	1,000,000	1,009,271
OneMain Financial Issuance Trust, Series 2017-1A, Class D, 4.52%, 9/14/32(1)	2,500,000	2,358,703
Progress Residential Trust, Series 2018-SFR3, Class E, 4.87%, 10/17/35(1)	1,700,000	1,766,438
Sofi Consumer Loan Program Trust, Series 2018-2, Class B, 3.79%, 4/26/27(1)	650,000	669,390
TAL Advantage V LLC, Series 2014-1A, Class A SEQ, 3.51%, 2/22/39(1)	281,292	281,736
TAL Advantage V LLC, Series 2014-3A, Class A SEQ, 3.27%, 11/21/39(1)	130,000	130,033
Triton Container Finance IV LLC, Series 2017-2A, Class A SEQ, 3.62%, 8/20/42(1)	728,351	731,280
TOTAL ASSET-BACKED SECURITIES (Cost $20,629,483)		20,329,669
COMMON STOCKS — 10.8%
Equity Real Estate Investment Trusts (REITs) — 8.4%
Agree Realty Corp.	7,413	496,449
Brixmor Property Group, Inc.	32,513	374,225
Community Healthcare Trust, Inc.	13,380	611,867
Crown Castle International Corp.	3,962	660,455
Healthpeak Properties, Inc.	16,587	452,659
Mapletree Industrial Trust	440,400	1,053,476
MGM Growth Properties LLC, Class A	34,806	951,596
Mid-America Apartment Communities, Inc.	2,143	255,424
Omega Healthcare Investors, Inc.	26,153	846,834
Rayonier, Inc.	23,496	652,719
Realty Income Corp.	10,073	604,884
Stockland	239,533	545,347
STORE Capital Corp.	24,504	580,500
VEREIT, Inc.	103,638	674,683
VICI Properties, Inc.	14,808	321,482
WP Carey, Inc.	6,386	455,769
		9,538,369
Media†
Pacifico, Inc.(4)	883	728
Mortgage Real Estate Investment Trusts (REITs) — 1.8%
AGNC Investment Corp.	69,585	946,356
Blackstone Mortgage Trust, Inc., Class A	13,821	332,671
PennyMac Mortgage Investment Trust	36,415	686,423
		1,965,450

Real Estate Management and Development — 0.6%
Corp. Inmobiliaria Vesta SAB de CV	441,948	664,660
TOTAL COMMON STOCKS (Cost $11,111,728)		12,169,207
COMMERCIAL MORTGAGE-BACKED SECURITIES — 9.5%
BX Commercial Mortgage Trust, Series 2019-IMC, Class E, VRN, 2.32%, (1-month LIBOR plus 2.15%), 4/15/34(1)	990,000	891,994
BX Trust, Series 2017-SLCT, Class F, VRN, 4.42%, (1-month LIBOR plus 4.25%), 7/15/34(1)	850,000	775,297
BX Trust, Series 2018-BILT, Class E, VRN, 2.59%, (1-month LIBOR plus 2.42%), 5/15/30(1)	1,000,000	820,178
CHT Mortgage Trust, Series 2017-CSMO, Class F, VRN, 3.92%, (1-month LIBOR plus 3.74%), 11/15/36(1)	1,000,000	909,824
GS Mortgage Securities Corp. II, Series 2012-TMSQ, Class D, VRN, 3.46%, 12/10/30(1)	1,422,000	1,247,274
Hawaii Hotel Trust, Series 2019-MAUI, Class F, VRN, 2.92%, (1-month LIBOR plus 2.75%), 5/15/38(1)	1,700,000	1,439,629
Hilton Orlando Trust, Series 2018-ORL, Class E, VRN, 2.82%, (1-month LIBOR plus 2.65%), 12/15/34(1)	1,000,000	866,056
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2018-PHH, Class D, VRN, 3.21%, (1-month LIBOR plus 1.71%), 6/15/35(1)	1,000,000	852,862
Lone Star Portfolio Trust, Series 2015-LSP, Class E, VRN, 6.02%, (1-month LIBOR plus 5.85%), 9/15/28(1)	798,772	784,658
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C15, Class D, VRN, 4.91%, 4/15/47(1)	1,250,000	1,023,918
Morgan Stanley Capital I Trust, Series 2018-BOP, Class F, VRN, 2.67%, (1-month LIBOR plus 2.50%), 8/15/33(1)	963,433	846,398
Palisades Center Trust, Series 2016-PLSD, Class D, 4.74%, 4/13/33(1)	1,575,000	349,330
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $13,486,747)		10,807,418
COLLATERALIZED LOAN OBLIGATIONS — 9.3%
Bowman Park CLO Ltd., Series 2014-1A, Class AR, VRN, 1.54%, (3-month LIBOR plus 1.18%), 11/23/25(1)	93,306	93,045
Carlyle Global Market Strategies CLO Ltd., Series 2014-2RA, Class A1, VRN, 1.44%, (3-month LIBOR plus 1.05%), 5/15/31(1)	985,636	966,335
Carlyle Global Market Strategies CLO Ltd., Series 2014-2RA, Class A2, VRN, 1.72%, (3-month LIBOR plus 1.33%), 5/15/31(1)	1,000,000	968,578
CIFC Funding Ltd., Series 2013-1A, Class DR, VRN, 6.92%, (3-month LIBOR plus 6.65%), 7/16/30(1)	1,000,000	868,825
Cutwater Ltd., Series 2014-2A, Class CR, VRN, 4.03%, (3-month LIBOR plus 3.75%), 1/15/27(1)	1,500,000	1,399,704
Gallatin CLO VIII Ltd., Series 2017-1A, Class D, VRN, 3.53%, (3-month LIBOR plus 3.25%), 7/15/27(1)	1,000,000	921,904
Harbourview CLO VII Ltd., Series 2007-RA, Class D, VRN, 3.63%, (3-month LIBOR plus 3.36%), 7/18/31(1)	2,000,000	1,476,703
JMP Credit Advisors CLO IIIR Ltd., Series 2014-1RA, Class D, VRN, 2.87%, (3-month LIBOR plus 2.60%), 1/17/28(1)	1,000,000	840,747
TICP CLO I Ltd., Series 2015-1A, Class F, VRN, 6.97%, (3-month LIBOR plus 6.70%), 7/20/27(1)	520,763	288,882
Venture XVI CLO Ltd., Series 2014-16A, Class DRR, VRN, 2.79%, (3-month LIBOR plus 2.51%), 1/15/28(1)	1,000,000	753,571
Venture XVIII CLO Ltd., Series 2014-18A, Class DR, VRN, 3.375%, (3-month LIBOR plus 3.10%), 10/15/29(1)	1,000,000	799,863
Venture XXIV CLO Ltd., Series 2016-24A, Class E, VRN, 6.99%, (3-month LIBOR plus 6.72%), 10/20/28(1)	1,000,000	791,635
Voya CLO Ltd., Series 2014-1A, Class DR2, VRN, 6.27%, (3-month LIBOR plus 6.00%), 4/18/31(1)	500,000	389,127
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $12,495,710)		10,558,919
EXCHANGE-TRADED FUNDS — 7.5%
iShares JP Morgan USD Emerging Markets Bond ETF	20,184	2,282,609
SPDR Blackstone / GSO Senior Loan ETF	62,300	2,752,414
Vanguard High Dividend Yield ETF	43,000	3,491,600
TOTAL EXCHANGE-TRADED FUNDS (Cost $8,025,672)		8,526,623
COLLATERALIZED MORTGAGE OBLIGATIONS — 2.0%
Private Sponsor Collateralized Mortgage Obligations — 1.4%
Bear Stearns Asset Backed Securities I Trust, Series 2004-AC6, Class A2, VRN, 0.57%, (1-month LIBOR plus 0.40%), 11/25/34	796,707	611,723
COLT Mortgage Loan Trust, Series 2019-1, Class A2 SEQ, VRN, 3.91%, 3/25/49(1)	521,196	530,013
COLT Mortgage Loan Trust, Series 2019-2, Class A2 SEQ, VRN, 3.44%, 5/25/49(1)	331,871	334,727
Sequoia Mortgage Trust, Series 2018-CH4, Class A19, VRN, 4.50%, 10/25/48(1)	135,066	139,488
		1,615,951
U.S. Government Agency Collateralized Mortgage Obligations — 0.6%
GNMA, Series 2012-87, IO, VRN, 0.46%, 8/16/52	4,543,232	60,022

GNMA, Series 2012-99, IO, SEQ, VRN, 0.53%, 10/16/49	3,518,595	79,098
GNMA, Series 2014-126, IO, SEQ, VRN, 0.72%, 2/16/55	3,783,906	154,269
GNMA, Series 2014-126, IO, SEQ, VRN, 0.92%, 2/16/55	4,657,115	222,773
GNMA, Series 2015-85, IO, VRN, 0.49%, 7/16/57	4,968,946	148,738
		664,900
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $3,196,036)		2,280,851
BANK LOAN OBLIGATIONS(8) — 1.8%
Consumer Finance — 0.5%
LifeMiles Ltd., Term Loan B, 6.50%, (3-month LIBOR plus 5.50%), 8/18/22	584,307	506,401
Diversified Telecommunication Services — 0.7%
Windstream Services, LLC, Repriced Term Loan B6, 8.25%, (Prime plus 5.00%), 3/29/21(3)	1,323,523	810,208
Internet and Direct Marketing Retail — 0.3%
Lands' End, Inc., Term Loan B, 4.25%, (1-month LIBOR plus 3.25%), 4/2/21	385,269	357,337
Media†
Checkout Holding Corp., First Out Term Loan, 8.50%, (1-month LIBOR plus 7.50%), 2/15/23	41,475	25,507
Checkout Holding Corp., Last Out Term Loan, 2.00% - 9.50%, (1-month LIBOR plus 1.00% Cash plus 9.50% PIK), 8/15/23	62,105	13,818
		39,325
Multiline Retail — 0.1%
Neiman Marcus Group Ltd LLC, 2020 DIP Term Loan, 14.00%, (1-month LIBOR plus 12.75%), 10/7/20(9)	58,006	59,601
Oil, Gas and Consumable Fuels — 0.2%
Murray Energy Corporation, DIP Term Loan, 13.00%, (1-month LIBOR plus 11.00%), 8/31/20(3)(4)	480,400	273,828
TOTAL BANK LOAN OBLIGATIONS (Cost $2,885,093)		2,046,700
CONVERTIBLE PREFERRED STOCKS — 0.7%
Equity Real Estate Investment Trusts (REITs) — 0.7%
QTS Realty Trust, Inc., 6.50% (Cost $661,981)	5,116	822,192
PREFERRED STOCKS — 0.3%
Mortgage Real Estate Investment Trusts (REITs) — 0.3%
Chimera Investment Corp., 8.00% (Cost $385,852)	15,621	359,283
CONVERTIBLE BONDS†
Energy Equipment and Services†
CHC Group LLC / CHC Finance Ltd., 0.00%, 10/1/20 (Acquired 3/13/17, Cost $111,899)(2)(7)(10) (Cost $111,899)	114,377	22,875
TEMPORARY CASH INVESTMENTS — 14.6%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost $16,579,475)	16,579,475	16,579,475
TOTAL INVESTMENT SECURITIES BEFORE SECURITIES SOLD SHORT — 104.7% (Cost $126,416,857)		118,674,946
SECURITIES SOLD SHORT — (9.8)%
EXCHANGE-TRADED FUNDS SOLD SHORT — (6.5)%
iShares iBoxx High Yield Corporate Bond ETF	(38,900)	(3,321,671)
SPDR S&P 500 ETF Trust	(12,550)	(4,097,826)
TOTAL EXCHANGE-TRADED FUNDS SOLD SHORT (Proceeds $6,009,214)		(7,419,497)
CORPORATE BONDS SOLD SHORT — (2.0)%
Chemicals — (0.6)%
LYB International Finance II BV, 3.50%, 3/2/27	(650,000)	(730,191)
Distributors — (1.4)%
Core & Main LP, 144A, 6.125%, 8/15/25	(1,000,000)	(1,032,580)

Performance Food Group, Inc., 144A, 5.50%, 10/15/27	(500,000)	(517,165)
		(1,549,745)
TOTAL CORPORATE BONDS SOLD SHORT (Proceeds $2,193,439)		(2,279,936)
CONVERTIBLE BONDS SOLD SHORT — (0.7)%
Automobiles — (0.7)%
Tesla, Inc., 1.25%, 3/1/21 (Proceeds $205,108)	(200,000)	(795,625)
COMMON STOCKS SOLD SHORT — (0.6)%
Oil, Gas and Consumable Fuels — (0.2)%
Peabody Energy Corp.	(50,000)	(156,000)
Specialty Retail — (0.4)%
Camping World Holdings, Inc., Class A	(9,650)	(353,383)
Carvana Co.	(768)	(119,002)
		(472,385)
TOTAL COMMON STOCKS SOLD SHORT (Proceeds $541,505)		(628,385)
TOTAL SECURITIES SOLD SHORT — (9.8)% (Proceeds $8,949,266)		(11,123,443)
OTHER ASSETS AND LIABILITIES(11) — 5.1%		5,762,765
TOTAL NET ASSETS — 100.0%		$113,314,268

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	870,000	USD	984,353	State Street Bank and Trust Co.	8/3/20	$40,464
EUR	1,020,000	USD	1,156,323	State Street Bank and Trust Co.	8/3/20	45,187
EUR	960,000	USD	1,078,949	State Street Bank and Trust Co.	8/3/20	51,884
USD	6,101,205	EUR	5,500,000	State Street Bank and Trust Co.	8/3/20	(377,524)
USD	260,321	EUR	230,000	State Street Bank and Trust Co.	8/3/20	(10,608)
USD	340,201	EUR	298,000	State Street Bank and Trust Co.	8/3/20	(10,828)
USD	330,477	EUR	289,000	State Street Bank and Trust Co.	8/3/20	(9,950)
USD	4,388,015	EUR	3,700,000	State Street Bank and Trust Co.	10/5/20	23,826
						$(247,549)

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Underlying Contract Value	Unrealized Appreciation (Depreciation)
CBOE Volatility Index (VIX)	55	August 2020	$55,000	$1,475,375	$(240,124)
E-Mini Financial Select Sector Index	13	September 2020	$3,250	959,400	41,579
E-Mini Health Care Select Sector Index	12	September 2020	$1,200	1,275,720	58,300
E-Mini Technology Select Sector Index	38	September 2020	$3,800	4,217,240	477,218
				$7,927,735	$336,973

FUTURES CONTRACTS SOLD
Reference Entity	Contracts	Expiration Date	Notional Amount	Underlying Contract Value	Unrealized Appreciation (Depreciation)
CBOE Volatility Index (VIX)	52	October 2020	$52,000	$1,670,500	$56,353
E-Mini Real Estate Select Sector Index	31	September 2020	$7,750	1,356,250	(76,401)
Russell 2000 E-Mini Index	64	September 2020	$3,200	4,728,960	(397,222)
S&P 500 E-Mini	30	September 2020	$1,500	4,895,250	(405,947)
				$12,650,960	$(823,217)

CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENTS§
Reference Entity	Type‡	Fixed Rate Received (Paid) Quarterly	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value^
Markit CDX North America High Yield Index Series 31	Buy	(5.00)%	12/20/23	$5,280,000	$(200,862)	$1,183	$(199,679)
Markit CDX North America Investment Grade Index Series 34	Sell	1.00%	6/20/25	$16,000,000	124,474	127,079	251,553
					$(76,388)	$128,262	$51,874

§Credit default swap agreements enable the fund to buy/sell protection against a credit event of a specific issuer or index. As a seller of credit protection against a security or basket of securities, the fund receives an upfront and/or periodic payment to compensate against potential default events. The fund may attempt to enhance returns by selling protection.
‡The maximum potential amount the fund could be required to deliver as a seller of credit protection if a credit event occurs as defined under the terms of the agreement is the notional amount. The maximum potential amount may be partially offset by any recovery values of the reference entities and upfront payments received upon entering into the agreement.
^The value for credit default swap agreements serves as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability or profit at the period end. Increasing values in absolute terms when compared to the notional amount of the credit default swap agreement represent a deterioration of the referenced entity's credit soundness and an increased likelihood or risk of a credit event occurring as defined in the agreement.

NOTES TO SCHEDULE OF INVESTMENTS
CDX	-	Credit Derivatives Indexes
EUR	-	Euro
EURIBOR	-	Euro Interbank Offered Rate
GNMA	-	Government National Mortgage Association
IO	-	Interest Only
LIBOR	-	London Interbank Offered Rate
PIK	-	Payment in Kind. Security may pay a cash rate and/or an in kind rate.
SEQ	-	Sequential Payer
USD	-	United States Dollar
VRN	-	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
†Category is less than 0.05% of total net assets.
(1)Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $60,224,919, which represented 53.1% of total net assets.
(2)Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on forward foreign currency exchange contracts, futures contracts, securities sold short and/or swap agreements. At the period end, the aggregate value of securities pledged was $23,389,633.
(3)Security is in default.
(4)Non-income producing.
(5)When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.
(6)The security's rate was paid in cash at the last payment date.
(7)Restricted security that may not be offered for public sale without being registered with the Securities and Exchange Commission and/or may be subject to resale, redemption or transferability restrictions. The aggregate value of these securities at the period end was $603,375, which represented 0.5% of total net assets.
(8)The interest rate on a bank loan obligation adjusts periodically based on a predetermined schedule. Rate or range of rates shown is effective at period end. The maturity date on a bank loan obligation may be less than indicated as a result of contractual or optional prepayments. These prepayments cannot be predicted with certainty.
(9)Bank loan obligation includes unfunded delayed draw commitments. The principal amount and value of these unfunded commitments at the period end were $12,890 and $13,245, respectively.
(10)Security is a zero-coupon bond. Zero-coupon securities are issued at a substantial discount from their value at maturity.
(11)Amount relates primarily to receivable for investments sold, but not settled, at period end.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, convertible bonds and bank loan obligations are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Collateralized loan obligations are valued based on discounted cash flow models that consider trade and economic data, prepayment assumptions and default projections. Fixed income securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Hybrid securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Preferred stocks and convertible preferred stocks with perpetual maturities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported net asset value per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Exchange-traded options contracts are valued at a mean as provided by independent pricing services. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service. Investments initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Corporate Bonds	—	34,171,734	—
Asset-Backed Securities	—	20,329,669	—
Common Stocks	9,905,724	2,263,483	—
Commercial Mortgage-Backed Securities	—	10,807,418	—
Collateralized Loan Obligations	—	10,558,919	—
Exchange-Traded Funds	8,526,623	—	—
Collateralized Mortgage Obligations	—	2,280,851	—
Bank Loan Obligations	—	2,046,700	—
Convertible Preferred Stocks	822,192	—	—
Preferred Stocks	359,283	—	—
Convertible Bonds	—	22,875	—
Temporary Cash Investments	16,579,475	—	—
	36,193,297	82,481,649	—
Other Financial Instruments
Futures Contracts	633,450	—	—
Swap Agreements	—	251,553	—
Forward Foreign Currency Exchange Contracts	—	161,361	—
	633,450	412,914	—
Liabilities
Securities Sold Short
Exchange-Traded Funds	7,419,497	—	—
Corporate Bonds	—	2,279,936	—
Convertible Bonds	—	795,625	—
Common Stocks	628,385	—	—
	8,047,882	3,075,561	—
Other Financial Instruments
Futures Contracts	1,119,694	—	—
Swap Agreements	—	199,679	—
Forward Foreign Currency Exchange Contracts	—	408,910	—
	1,119,694	608,589	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.